Share-based payments (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of Share-based payments [Abstract]
Disclosure of number and weighted average exercise prices of share options [text block]
As the number of stock options and the price of those options were made known to each allottee, the Plan has been considered as a fixed price grant. Stock option activity under the ASOP 2014 and ASOP 2007 Plan is as follows:

No. of options granted, exercised and forfeited	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
	2018	2018	2017	2017	2016	2016
Outstanding at the beginning of the year	5,837,400	73.55	5,665,800	79.10	5,870,800	79.10
Granted during the year	150,000	146.23	525,000	58.69	184,300	79.10
Forfeited during the year	(653,100)	79.10	(353,400)	79.10	(389,300)	79.10
Expired during the year	-	-	-	-	-	-
Exercised during the year	(153,860)	79.10	-	-	-	-
Outstanding at the end of the year	5,180,440	78.79	5,837,400	73.55	5,665,800	79.10
Exercisable at the end of the year	4,340,070	79.00	3,711,130	79.14	2,544,180	79.10

Disclosure of number and weighted average remaining contractual life of outstanding share options [text block]
A summary of information about fixed price stock options outstanding with respect to ASOP 2014 is furnished below:

As at	Range of exercise price in ₹	Number outstanding at March 31	Weighted average exercise price in ₹	Weighted average remaining contractual life	Number exercisable at March 31	Weighted average exercise price In ₹
March 31, 2018	57.66 - 146.23	5,180,440	57.66 - 146.23	0.06 - 4.81 years	4,340,070	78.79
March 31, 2017	60.60 – 82.00	5,837,400	60.60 – 82.00	1.80 – 5.79 years	3,711,130	79.14

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
The assumptions used in Black Scholes model to arrive at the fair value on grant date for the options granted during the year are summarised below:

Grant date	Jan 18, 2018
Category	Category III
Current market price	₹ 162.51
Exercise price	₹ 146.23
Expected term	2-5 years
Volatility	53.15% to 97.76%
Dividend yield	12%
Discount rate	3%